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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended September 30, 2001

               If amended report check here: |_|   Amendment Number: ____

                        This Amendment (Check only one):

                              |_| is a restatement
                              |_| adds new holding entries.

SRB Associates V  L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Two Galleria Tower   13455 Noel Rd., Ste. 1670      Dallas      TX       75240
--------------------------------------------------------------------------------
Business Address               (Street)             (City)    (State)    (Zip)


13F File Number: 28-06359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jan E. Gaulding               Vice President & CFO               (972)702-1100
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Jan E. Gaulding

                                      ------------------------------------------
                                           (Signature)

                                        Dallas, Texas        November 6, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ____None____

Form 13F Information Table Entry Total:  _____6______

Form 13F Information Table Value Total: $____5,263___
                                         (thousands)


List of Other Included Managers:             None

                                                        SRB Associates V L.P.
                                                              FORM 13F

                                                          Information Table



                                                                                                                Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other      ----------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers      *Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------    ----------------------
Airspan Networks, Inc.        Common     00950H102        2,995      1,825,949   SH        Sole              1,825,949    0      0
Kana Communications, Inc.     Common     483600102           40        111,656   SH        Sole                111,656    0      0
Capstone Turbine Corporation  Common     14067D102          271         44,929   SH        Sole                 44,929    0      0
Cisco Systems, Inc.           Common     17275R102          234         19,214   SH        Sole                 19,214    0      0
Metawave Communications Corp. Common     591409107        1,723        638,154   SH        Sole                638,154    0      0
Finisar Corporation           Common     31787A101        1,528        385,951   SH        Sole                385,951    0      0
                                           Total          5,263

* Shares are being reported by SRB Associates V L.P., as "Manager" of Sevin Rosen Fund V L.P. and Sevin Rosen V Affiliates Fund L.P., (collectively the "Funds") with the Funds having the sole voting authority of the shares issued to and held in the name of the respective Funds.
